UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Metalmark Capital LLC
              ---------------------
Address:      1177 Avenue of Americas
              -----------------------
              40th Floor
              ----------
              New York, NY 10036
              ------------------


Form 13F File Number:   28-11921
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth F. Clifford
Title: Chief Financial Officer
Phone: (212) 823-1900

Signature, Place, and Date of Signing:

/s/ Kenneth F. Clifford        New York, New York       February 14, 2012
------------------------  ----------------------------  -----------------
       [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 ------------------
Form 13F Information Table Entry Total:          4
                                                 ------------------
Form 13F Information Table Value Total:          $114,848
                                                 ------------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.    Form 13F File Number          Name
  01     28-    06238                  MSCP III, LLC
  -----         --------------------   -----------------------------------------
  02     28-    11922                  Morgan Stanley Capital Partners III, Inc.
  -----         --------------------   -----------------------------------------
  03     28-    11353                  MSDW Capital Partners IV, LLC
  -----         --------------------   -----------------------------------------
  04     28-    11355                  MSDW Capital Partners IV, Inc.
  -----         --------------------   -----------------------------------------

                                                      FORM 13F INFORMATION TABLE


     COLUMN 1          COLUMN 2        COLUMN 3       COLUMN 4               COLUMN 5                COLUMN 6
                                                       VALUE         SHRS OR      SH/     PUT/      INVESTMENT
  NAME OF ISSUER    TITLE OF CLASS      CUSIP         (X$1000)       PRN AMT      PRN     CALL      DISCRETION

------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------
ALLSCRIPTS          COMMON           01988P108          $ 22          1,184      SH               DEFINED
HEALTHCARE
SOLUTIONS, INC.
------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------

------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------
ENERSYS             COMMON           29275Y102        $ 1,517         58,410     SH               DEFINED
HOLDINGS INC.
------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------

------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------
UNION               COMMON           90653P105        $ 36,504      5,850,067    SH               DEFINED
DRILLING INC.
------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------

------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------
Vanguard            COMMON           922036207        $ 76,805      7,515,136    SH               DEFINED
Health
Systems, Inc.
------------------- ---------------- ------------- --------------- ------------- ------- -------- ----------------


   COLUMN 7                 COLUMN 8
    OTHER               VOTING AUTHORITY
   MANAGERS       SOLE         SHARED       NONE

--------------- ---------- --------------- -------
      -                        1,184


--------------- ---------- --------------- -------

--------------- ---------- --------------- -------
      -                        58,410

--------------- ---------- --------------- -------

--------------- ---------- --------------- -------
    01, 02                   5,850,067

--------------- ---------- --------------- -------

--------------- ---------- --------------- -------
01, 02, 03, 04               7,515,136


--------------- ---------- --------------- -------